INVENTORIES (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INVENTORIES
Total	$ 147,641,224,000	$ 151,319,709,000
Cost of inventory recognized as cost of sales	1,048,343,767,000	968,027,774,000	$ 1,069,024,964,000
Percentage raw materials composed of concentrate and sweeteners as well as caps and other supplies	80	80
Gross carrying amount
INVENTORIES
Raw materials	93,524,911,000	86,102,495,000
Finished goods	32,337,670,000	37,213,848,000
Spare parts and supplies	20,769,626,000	28,777,180,000
Work in progress	567,973,000	780,324,000
Other inventories	3,625,488,000	1,049,165,000
Obsolescence provision
INVENTORIES
Inventory	$ (3,184,444,000)	$ (2,603,303,000)